Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 261,355	$ 270,070
Iron ore royalty interest
Interests in Resource Properties
Tangible exploration and evaluation assets	211,350	216,575
Hydrocarbon development and production assets
Interests in Resource Properties
Tangible exploration and evaluation assets	32,998	36,488
Hydrocarbon Probable Reserves
Interests in Resource Properties
Tangible exploration and evaluation assets	12,367	12,367	$ 12,367
Hydrocarbon Undeveloped lands
Interests in Resource Properties
Tangible exploration and evaluation assets	$ 4,640	$ 4,640	$ 4,640